Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure
Income taxes receivable
December 31,	2013	2012
(Dollars in thousands)
Federal income taxes (payable)	$(32,351)	$(1,614)
State income taxes receivable (payable)	(1,545)	1,612

Income tax expense
Income tax expense (benefit) is summarized as follows:

Year Ended December 31,	2013	2012	2011
(Dollars in thousands)
Current
Federal	$180,056	$10,547	$(90,235)
State	8,426	4,186	1,049
Deferred
Federal	(69,917)	54,490	187,581
State	(5,431)	(5,246)	15,683
	$113,134	$63,977	$114,078

Income tax reconciliation
Year Ended December 31,	2013		2012		2011
	Amount	Rate	Amount	Rate	Amount	Rate
(Dollars in millions)
Statutory federal income tax expense and rate	$90.2	35.0%	$71.8	35.0%	$109.5	35.0%
State income taxes, net of federal benefit (1)	5.2	2.0	3.7	1.8	4.5	1.4
Effect of noncontrolling interests	(2.2)	(0.9)	(6.3)	(3.1)	(4.9)	(1.6)
Gains (losses) on investments and sale of assets (2)	20.5	8.0	-	-	-	-
Correction of deferred taxes (3)	-	-	(5.3)	(2.6)	6.1	2.0
Other differences, net	(0.6)	(0.2)	0.1	0.1	(1.1)	(0.3)
Total income tax expense and rate	$113.1	43.9%	$64.0	31.2%	$114.1	36.5%

(1)	Net state income taxes include changes in the valuation allowance. In addition, state tax benefits related to the settlement of state tax audits and the expiration of statutes of limitations are included in 2013, 2012 and 2011.

(2)	Represents 2013 tax expense related to the NY1 & NY2 Deconsolidation and the Divestiture Transaction.

(3)	U.S. Cellular recorded immaterial adjustments to correct deferred tax balances in 2012 and 2011 related to tax basis and law changes that related to periods prior to 2012 and 2011, respectively.

Temporary income tax differences
U.S. Cellular’s noncurrent deferred income tax assets and liabilities at December 31, 2013 and 2012 and the temporary differences that gave rise to them were as follows:

December 31,	2013	2012
(Dollars in thousands)
Noncurrent deferred tax assets
Net operating loss (“NOL”) carryforwards	$61,294	$63,240
Stock-based compensation	19,028	22,411
Compensation and benefits - other	3,746	13,673
Deferred rent	19,462	15,822
Other	24,604	25,432
	128,134	140,578
Less valuation allowance	(40,392)	(40,208)
Total noncurrent deferred tax assets	87,742	100,370
Noncurrent deferred tax liabilities
Property, plant and equipment	503,491	527,547
Licenses/intangibles	282,764	294,738
Partnership investments	133,931	124,221
Other	3,853	3,682
Total noncurrent deferred tax liabilities	924,039	950,188
Net noncurrent deferred income tax liability	$836,297	$849,818

Deferred tax valuation allowance
A summary of U.S. Cellular’s deferred tax asset valuation allowance is as follows:

	2013	2012	2011
(Dollars in thousands)
Balance at January 1,	$41,295	$30,261	$29,891
Charged to income tax expense	(1,527)	3,033	(1,450)
Charged to other accounts	3,607	8,001	1,820
Balance at December 31,	$43,375	$41,295	$30,261

As of December 31, 2013, the valuation allowance reduced current deferred tax assets by $3.0 million and noncurrent deferred tax assets by $40.4 million.

Income tax unrecognized benefits summary
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2013	2012	2011
(Dollars in thousands)
Unrecognized tax benefits balance at January 1,	$26,460	$28,745	$32,547
Additions for tax positions of current year	5,925	6,656	4,487
Additions for tax positions of prior years	1,501	854	332
Reductions for tax positions of prior years	(45)	(115)	(1,104)
Reductions for settlements of tax positions	(576)	-	(244)
Reductions for lapses in statutes of limitations	(4,452)	(9,680)	(7,273)
Unrecognized tax benefits balance at December 31,	$28,813	$26,460	$28,745